Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Right-of-use Assets	The balances for the right-of-use assets where the Company is the lessee are presented as follow:
	As of June 30,
	2022	2023
Right-of-use assets	$295,804	$4,061,617

Lease liabilities - current	$347,541	$944,525
Lease liabilities – non-current	-	3,356,232
Total	$347,541	$4,300,757

Schedule of Maturities of Our Lease Liabilities	As of June 30, 2023, the maturities of our lease liabilities (excluding short-term leases) are as follows:
As of June 30, 2023
Year Ended June 30,
2024	1,260,719
2025	1,338,878
2026	1,383,636
2027	968,111
2028	80,676
Total future lease payments	5,032,020
Less: imputed interest	(731,263)
Total lease liabilities	4,300,757